UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  MARCH 31, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 92
Form 13F Information Table Value Total: 147647(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      517     4700 SH       Sole                     4700
Abbott Labs                    COM              002824100     2033    50324 SH       Sole                    50324
Adobe Sys Inc                  COM              00724F101      544    28500 SH       Sole                    28500
Agilent Technologies           COM              00846U101      133    10173 SH       Sole                    10173
Alcoa Inc                      COM              013817101      207    10700 SH       Sole                    10700
American Express Co            COM              025816109     2505    80330 SH       Sole                    80330
American International Group   COM              026874107     4340    79347 SH       Sole                    79347
Amgen Inc                      COM              031162100     1522    36500 SH       Sole                    36500
AOL Time Warner                COM              00184A105      836    71444 SH       Sole                    71444
Apollo Group Inc               COM              037604105      651    15000 SH       Sole                    15000
Applied Biosystems OLD         COM              380201038      688    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105      363    31400 SH       Sole                    31400
Automatic Data Processing Inc  COM              053015103     1960    56383 SH       Sole                    56383
Bank of America                COM              060505104      856    13419 SH       Sole                    13419
BP Plc Sponsored ADR           COM              055622104     3901    97762 SH       Sole                    97762
Bristol Myers Squibb           COM              110122108      292    12250 SH       Sole                    12250
Cardinal Health Inc            COM              14149Y108      373     6000 SH       Sole                     6000
Carnival Corporation           COM                            1140    45400 SH       Sole                    45400
Chevron Corp                   COM              166764100     2664    38474 SH       Sole                    38474
Cintas Corp Ohio               COM              172908105     2281    54424 SH       Sole                    54424
Cisco Systems                  COM              17275r102     1540   146950 SH       Sole                   146950
Citigroup Inc                  COM              172967101     1289    43466 SH       Sole                    43466
Clear Channel Comm             COM              184502102     1710    49200 SH       Sole                    49200
Coca Cola Co                   COM              191216100      732    15272 SH       Sole                    15272
Corning Inc                    COM              219350105       64    40104 SH       Sole                    40104
Dell Computer Corp             COM                             712    30300 SH       Sole                    30300
Disney Walt Co                 COM              254687106      244    16100 SH       Sole                    16100
Dow Chem Co                    COM              260543103      384    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109      473    13123 SH       Sole                    13123
Electronic Arts, Inc.          COM              285512109      660    10000 SH       Sole                    10000
Exxon Mobil Corp               COM              30231G102     4576   143460 SH       Sole                   143460
Federal Natl Mtg Assn          COM              313586109     2141    35960 SH       Sole                    35960
First Data Corp                COM              319963104      551    19700 SH       Sole                    19700
Fiserv Inc                     COM              337738108     2562    91237 SH       Sole                    91237
Flextronics Intl Ltd           COM              Y2573F102      571    81900 SH       Sole                    81900
General Electric Co            COM              369604103    10812   438610 SH       Sole                   438610
Harley Davidson Inc            COM              412822108      485    10450 SH       Sole                    10450
Hewlett Packard Co.            COM              428236103     1264   108342 SH       Sole                   108342
Home Depot, Inc.               COM              437076102     3252   124600 SH       Sole                   124600
Intel Corp                     COM              458140100     2816   202733 SH       Sole                   202733
Interpublic Group Companies, I COM              460690100     1148    72450 SH       Sole                    72450
Intl Business Mach             COM              459200101     4425    75882 SH       Sole                    75882
Jefferson Pilot Corp           COM              475070108      548    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     4735    87557 SH       Sole                    87557
JPMorgan Chase & Co            COM              46625H100      599    31564 SH       Sole                    31564
Kimberly Clark Corp            COM              494368103      215     3800 SH       Sole                     3800
Kohl's Corp.                   COM              500255104      599     9850 SH       Sole                     9850
Lehman Brothers Holdings Inc   COM              524908100      231     4712 SH       Sole                     4712
Linear Technology              COM              535678106     1481    71500 SH       Sole                    71500
Maxim Integrated Inc           COM              57772K101      300    12100 SH       Sole                    12100
McDonalds Corp                 COM              580135101      227    12851 SH       Sole                    12851
Medtronic Inc                  COM              585055106     3726    88450 SH       Sole                    88450
Merck & Co                     COM              589331107     2701    59093 SH       Sole                    59093
Microsoft Corp.                COM              594918104     5527   126359 SH       Sole                   126359
Molex Inc                      COM              608554101      205     8701 SH       Sole                     8701
Morgan Stanley                 COM              617446448      310     9161 SH       Sole                     9161
National City Corp             COM              635405103      287    10048 SH       Sole                    10048
Noble Energy, Inc.             COM              655044105      238     7000 SH       Sole                     7000
Nokia Corp ADR                 COM              654902204     1598   120600 SH       Sole                   120600
Oracle Corp.                   COM              68389x105      563    71588 SH       Sole                    71588
Pepsico, Inc.                  COM              713448108     3577    96800 SH       Sole                    96800
Pfizer, Inc.                   COM              717081103     3595   123872 SH       Sole                   123872
Pharmacia Corp                 COM              71713u102      292     7520 SH       Sole                     7520
Philip Morris Cos Inc          COM                             217     5588 SH       Sole                     5588
Procter & Gamble Co            COM              742718109     5685    63602 SH       Sole                    63602
RLI Corp                       COM              749607107      415     7733 SH       Sole                     7733
Royal Dutch Pete               COM              780257804      743    18488 SH       Sole                    18488
Safeway Inc                    COM              786514208      984    44125 SH       Sole                    44125
SBC Communications Inc         COM                             383    19043 SH       Sole                    19043
Schlumberger Ltd               COM              806857108      982    25540 SH       Sole                    25540
Solectron Corp                 COM              834182107      202    95553 SH       Sole                    95553
Staples, Inc.                  COM              855030102      268    20975 SH       Sole                    20975
Starbucks Corp                 COM              855244109     1820    88200 SH       Sole                    88200
State Street Corp.             COM              857477103      755    19531 SH       Sole                    19531
Sun Microsystems               COM              866810104      135    52126 SH       Sole                    52126
Target Corp.                   COM              87612e106      365    12350 SH       Sole                    12350
Transocean Inc Ord             COM              g90078109      568    27288 SH       Sole                    27288
Tyco International Ltd.        COM              h89128104     3060   216994 SH       Sole                   216994
U.S. Bancorp                   COM              902973304      305    16424 SH       Sole                    16424
United Technologies            COM              913017109      455     8058 SH       Sole                     8058
Verizon Comm                   COM              92343V104      455    16578 SH       Sole                    16578
Vodafone Grp ADR               COM              92857W209     1483   115609 SH       Sole                   115609
Wal Mart Stores Inc            COM              931142103     2504    50862 SH       Sole                    50862
Walgreen Co                    COM              931422109     1372    44600 SH       Sole                    44600
Weatherford                    COM              g95089101     1385    37300 SH       Sole                    37300
Wells Fargo & Co               COM              949746101    10045   208568 SH       Sole                   208568
Wyeth                          COM              983024100     1111    34941 SH       Sole                    34941
Chestnut Str Exch Fd Sh Partsh                  166668103     9306 37432.300 SH      Sole                37432.300
Liberty Fds Tr VII Newport Tig                  19764n501      183 23306.252 SH      Sole                23306.252
The Equity Investors Fund Seri                  29471t378       29 40217.000 SH      Sole                40217.000
SPDR Tr Unit Ser 1                              78462F103      512     6263 SH       Sole                     6263
The Individuals' Venture Fund                                  150   150000 SH       Sole                   150000